Derivative Instruments (Interest Rate Collars) (Schedule) (Details) - Interest Rate Collar [Member] € in Millions	Dec. 31, 2014 EUR (€)
January 2015 — January 2020 1135.0 EUR [Member] | UPC Broadband Holding [Member]
Derivative [Line Items]
Notional amount of derivative	€ 1,135.0
EURIBOR floor rate	1.00%
EURIBOR cap rate	3.54%
July 2017 650.0 EUR [Member] | Telenet International [Member]
Derivative [Line Items]
Notional amount of derivative	€ 650.0
EURIBOR floor rate	2.00%
EURIBOR cap rate	4.00%